Unaudited Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Current assets
Cash	¥ 778,567	$ 111,334	¥ 468,731	$ 65,430	¥ 1,252,793
Prepaid expenses and other current assets	12,575,591	1,798,286	17,136,656	2,392,188	167,290
Total current assets	127,415,385	18,220,158	87,342,584	12,192,555	58,663,781
Non-current asset
Total non-current asset	10,280,006	1,470,021			1,217,929
TOTAL ASSETS	137,695,391	19,690,179	87,342,584	12,192,555	59,881,710
LIABILITIES
Total liabilities	41,130,223	5,881,541	41,421,562	5,782,227	37,451,249
Shareholders’ equity
Subscription receivable	725	100	725	100	725
Additional paid-in capital	241,849,738	34,584,051	185,821,560	25,939,688	31,500,000
Accumulated deficit	(145,286,222)	(20,775,653)	(139,900,813)	(19,529,400)	(9,069,539)
Total shareholders’ equity	96,565,168	13,808,638	45,921,022	6,410,328	22,430,461	¥ (20,279,062)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	137,695,391	19,690,179	87,342,584	12,192,555	59,881,710
Parent Company [Member]
Current assets
Cash	161,372
Prepaid expenses and other current assets	101,811,094
Due from related parties	1,500,000
Total current assets	103,472,466
Non-current asset
Investments in subsidiaries			45,921,022		22,430,461
Total non-current asset			45,921,022
TOTAL ASSETS	103,472,466		45,921,022		22,430,461
LIABILITIES
Investment in subsidiaries
Total liabilities
Shareholders’ equity
Subscription receivable	(725)		(725)		(725)
Additional paid-in capital	223,691,961		185,821,560		31,500,000
Accumulated deficit	(120,221,148)		(139,900,813)		(9,069,539)
Total shareholders’ equity	103,472,466		45,921,022		22,430,461
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	103,472,466		45,921,022		22,430,461
Class A ordinary shares [Member]
Shareholders’ equity
Ordinary shares, value	2,283	327	906	87	631
Class A ordinary shares [Member] | Parent Company [Member]
Shareholders’ equity
Ordinary shares, value	2,283		906		631
Class B ordinary shares [Member]
Shareholders’ equity
Ordinary shares, value	94	$ 13	94	$ 13	94
Class B ordinary shares [Member] | Parent Company [Member]
Shareholders’ equity
Ordinary shares, value	¥ 94		¥ 94		¥ 94